Prepayment and Deposit (Details) - USD ($)	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Prepayment and deposit	$ 2,843,751	$ 3,331,342	$ 646,377
Telecommunication Products And Services [Member]
Deposit Paid / Prepayment	2,475,727	2,396,550	333,646
Deposit received
Net Prepaid expenses for SMS	2,475,727	2,396,550	333,646
Others prepayment	271,564	369,256	143,288
Prepayment and deposit	2,747,291	2,765,806	476,934
Sms [Member]
Deposit Paid / Prepayment	96,460	565,536	169,443
Deposit received
Net Prepaid expenses for SMS	96,460	565,536	169,443
Others prepayment
Prepayment and deposit	$ 96,460	$ 565,536	$ 169,443